S000008513 [Member] Expense Example, No Redemption - Nuveen California High Yield Municipal Bond Fund	Feb. 28, 2026 USD ($)
Nuveen California High Yield Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 583
Expense Example, No Redemption, 3 Years	924
Expense Example, No Redemption, 5 Years	1,289
Expense Example, No Redemption, 10 Years	2,313
Nuveen California High Yield Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,757
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	250
Expense Example, No Redemption, 3 Years	770
Expense Example, No Redemption, 5 Years	1,316
Expense Example, No Redemption, 10 Years	$ 2,806